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SPDR® Portfolio S&P Sector Neutral Dividend ETF
SPDR® Portfolio S&P Sector Neutral Dividend ETF
Investment Objective
The SPDR Portfolio S&P Sector Neutral Dividend ETF (the
“
Fund
”
) seeks to provide investment results that,
before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of increasing or maintaining dividend payments and mirrors the sector weights of the broad exchange-traded U.S. equity securities universe.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (
“
Fund
Shares
”
).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	SPDR® Portfolio S&P Sector Neutral Dividend ETF
Management fees	0.05%
Distribution and service (12b-1) fees	none
Other expenses	none	[1]
Total annual Fund operating expenses	0.05%
[1]	“Other expenses” are based on estimated amounts for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Year 1	Year 3
SPDR® Portfolio S&P Sector Neutral Dividend ETF | USD ($)	5	16

Expense Example, No Redemption	Year 1	Year 3
SPDR® Portfolio S&P Sector Neutral Dividend ETF | USD ($)	5	16

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or
“
turns over
”
its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the
Example, affect the Fund's performance. The Fund had not commenced operations as of the date of this Prospectus and, as a result, does not yet have a portfolio turnover rate.

The Fund's Principal Investment Strategy
In seeking to track the performance of the S&P Sector-Neutral High Yield Dividend Aristocrats Index

(the
“
Index
”
), the
Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors,
SSGA Funds Management, Inc. (
“
SSGA FM
”
or the
“
Adviser
”
), the investment adviser to the Fund, either may invest
the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).  In seeking to track the
Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the
Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument)
may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.
The Index is designed to measure the performance of companies in the S&P Composite 1500
®
Index (the
“
Parent
Index
”
) that have followed a policy of increasing or maintaining dividends every year for at least seven consecutive years while maintaining sector weights that correspond to the Parent Index. The Parent Index is designed to measure the performance of the broad exchange-traded U.S. equity securities universe. To be eligible for inclusion in the Index, a company must also have (i) a float-adjusted market capitalization of at least $2 billion ($1.5 billion for current Index constituents) and (ii) a three-month median daily value traded of at least $5 million ($4 million for current Index constituents). After determining the eligible companies, the Index Provider (defined below) calculates the median annual dividend yield of the eligible companies within each Global Industry Classification Standard (GICS) sector to obtain a sector median dividend yield. Eligible companies with dividend yields above their corresponding sector median dividend yield will be selected for inclusion in the Index. At each rebalance, companies within the Index are weighted by float-adjusted market capitalization within their corresponding sector. Each sector is then weighted to mirror the corresponding sector weight within the Parent Index.
The Index is reconstituted annually after the closing of the last business day of January and rebalanced quarterly after the closing of the last business day of January, April, July and October. If between annual reviews the Index Provider determines, based on publicly available information, that an Index constituent has omitted a scheduled dividend payment, announced it will cease paying dividends for an undetermined period, or announced a reduced dividend amount and will no longer qualify for the Index at the subsequent reconstitution, the Index constituent will be removed from the Index effective prior to the open of the first business day of the following month. As of July 31, 2023, a significant portion of the Index comprised companies in the technology sector, although this may change from time to time. As of July 31, 2023, the Index comprised 262 stocks.
The Index is sponsored by S&P Dow Jones Indices LLC (the
“
Index Provider
”
), which is not affiliated with the Fund
or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the
Index and publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
Market Risk:
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Equity Investing Risk:
The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Dividend Paying Securities Risk:
Securities that pay dividends, as a group, can fall out of favor with the market, causing such companies to underperform companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company's dividend payments may adversely affect the Fund.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk:
As with all exchange-traded funds,
Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund
Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Futures Contract Risk:
A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract.
Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the
Fund may not be able to close out the futures contract at a favorable time or price. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract. In the event no such market exists, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the futures contract. There is also a risk of imperfect correlation between movements in the prices of the futures contract and movements in the price of the underlying assets. The counterparty to a futures contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.
Indexing Strategy/Index Tracking Risk:
The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the
Fund. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. To the extent circumstances evolve in between reconstitutions, the Index may include, and the Fund may therefore hold for a period of time, securities of companies that do not align with the Index's objective and/or criteria. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (
i.e.
, achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to track the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
New Fund Risk:
The Fund is new and there is no assurance that the Fund will grow quickly. When the Fund's size is small, the Fund may experience low trading volume, which could lead to wider bid/ask spreads. In addition, the
Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Non-Diversification Risk:
As a
“
non-diversified
”
fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities).
Technology Sector Risk:
Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Unconstrained Sector Risk:
The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.

Fund Performance

The Fund had not commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the Index. When available, updated performance information may be obtained by calling 1-866-787-2257 or visiting the Fund's website:
https://www.ssga.com/spdrs
.